UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Robshaw & Julian Associates, Inc.

Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221


Form 13F File Number: 28- 7320


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James P. Julian
Title:  Vice President
Phone:  716-633-6555

Signature,  Place,  and  Date  of  Signing:

/s/ James P. Julian                Williamsville, New York            2/6/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-7320          Robshaw & Julian Associates, Inc.
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              42

Form 13F Information Table Value Total:  $102,164,085.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------- -------------- --------- --------- ----------------- ---------- -------- ----------------
                                                                    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP     VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------- -------------- --------- --------- -------- --- ---- ---------- -------- ---- ------ ----
IBM                              COMMON         459200101 6,727,236   35,120          SOLE       NONE        x      0    0
CHEVRON                          COMMON         166764100 5,528,009   51,119          SOLE       NONE        x      0    0
VANGUARD EMERGING MARKETS VIPERS COMMON         922042858 5,277,473  118,515          SOLE       NONE        x      0    0
APPLE                            COMMON         37833100  4,385,106    8,240          SOLE       NONE        x      0    0
AFLAC INC                        COMMON         1055102   4,349,200   81,875          SOLE       NONE        x      0    0
PFIZER                           COMMON         717081103 4,036,967  160,970          SOLE       NONE        x      0    0
UNITED TECHNOLOGIES              COMMON         913017109 3,795,013   46,275          SOLE       NONE        x      0    0
JOHNSON & JOHNSON                COMMON         478160104 3,503,248   49,975          SOLE       NONE        x      0    0
INTEL CORP                       COMMON         458140100 3,341,533  162,053          SOLE       NONE        x      0    0
J P MORGAN CHASE                 COMMON         46625H100 3,286,273   74,705          SOLE       NONE        x      0    0
PEPSICO INC                      COMMON         713448108 3,208,888   46,893          SOLE       NONE        x      0    0
GENERAL ELECTRIC CO.             COMMON         369604103 3,057,214  145,651          SOLE       NONE        x      0    0
PROCTOR & GAMBLE                 COMMON         742718109 3,016,217   44,428          SOLE       NONE        x      0    0
CATERPILLAR                      COMMON         149123BM2 2,933,351   32,735          SOLE       NONE        x      0    0
SCHLUMBERGER                     COMMON         806857108 2,853,456   41,176          SOLE       NONE        x      0    0
NUCOR                            COMMON         670346105 2,559,820   59,310          SOLE       NONE        x      0    0
SUNCOR                           COMMON         867224107 2,534,513   76,850          SOLE       NONE        x      0    0
VISA                             COMMON         92826C839 2,488,944   16,420          SOLE       NONE        x      0    0
TEVA                             COMMON         881624209 2,448,571   65,575          SOLE       NONE        x      0    0
XBI                              COMMON         78463X301 2,355,109   26,790          SOLE       NONE        x      0    0
HOME DEPOT                       COMMON         437076102 2,317,829   37,475          SOLE       NONE        x      0    0
CSX                              COMMON         126408103 2,316,795  117,425          SOLE       NONE        x      0    0
MC CORMICK                       COMMON         579780206 2,312,492   36,400          SOLE       NONE        x      0    0
MICROSOFT                        COMMON         594918104 2,311,777   86,551          SOLE       NONE        x      0    0
EXXON CORP                       COMMON         302290101 2,072,007   23,940          SOLE       NONE        x      0    0
CISCO                            COMMON         17275R102 1,967,513  100,133          SOLE       NONE        x      0    0
GOLDMAN SACHS                    COMMON         38141G104 1,889,164   14,810          SOLE       NONE        x      0    0
SPIDER GOLD TR                   COMMON         78463V107 1,863,230   11,500          SOLE       NONE        x      0    0
AMGEN                            COMMON         031162100 1,822,699   21,145          SOLE       NONE        x      0    0
CONAGRA FOODS                    COMMON         205887102 1,706,575   57,850          SOLE       NONE        x      0    0
TIFFANY                          COMMON         886547108 1,345,483   23,465          SOLE       NONE        x      0    0
D R HORTON                       COMMON         23331A109 1,307,953   66,125          SOLE       NONE        x      0    0
COCA COLA CO.                    COMMON         191216100 1,254,250   34,600          SOLE       NONE        x      0    0
PRAXAIR                          COMMON         74005P104 1,133,355   10,355          SOLE       NONE        x      0    0
SOVRAN SELF STORAGE              COMMON         78462F103 1,013,783   16,325          SOLE       NONE        x      0    0
VAW                              COMMON         92204A801   853,805   10,139          SOLE       NONE        x      0    0
ILLINOIS TOOL WORKS              COMMON         452308109   774,719   12,740          SOLE       NONE        x      0    0
DU PONT E I DE NEMOURS           COMMON         263534109   683,696   15,200          SOLE       NONE        x      0    0
AT&T                             COMMON         00206R102   465,434   13,807          SOLE       NONE        x      0    0
3M                               COMMON         88579Y101   464,250    5,000          SOLE       NONE        x      0    0
BRISTOL MYERS                    COMMON         110122108   325,900   10,000          SOLE       NONE        x      0    0
PAYCHEX                          COMMON         704326107   275,235    8,850          SOLE       NONE        x      0    0